Leases - Summary Of Weighted Average In Operating Leases (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	Mar. 31, 2024	Mar. 31, 2023
Lessee Operating Leases [Line Items]
Weighted average remaining lease term (in years)	9 years 4 months 24 days	4 years 3 months 18 days
Weighted average discount rate	5.37%	3.65%